Stockholders' Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 vote $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity [Abstract]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, par value (in usd per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, par value (in usd per share) | $ / shares	$ 0.0001	$ 0.0001
Number of vote per share | vote	1